SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual	$ 22	$ 776
Long-term deferred taxes	986
Deferred revenue
Other		1,505
Other long-term liabilities	$ 1,008	$ 2,281